Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,968,827	$ 985,202
Less—Accumulated depreciation and amortization	(466,010)	(372,860)
Property and equipment, net	1,502,817	612,342
Land and Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	284,374	54,604
Building and Other Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,187,642	628,390
Riverboat
Property Plant And Equipment [Line Items]
Property and equipment, gross	61,091	40,148
Furniture, Fixtures and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	420,399	251,504
Furniture, Fixtures and Equipment Held Under Capital Leases
Property Plant And Equipment [Line Items]
Property and equipment, gross	870	3,571
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 14,451	$ 6,985